Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Gimi MS Statements of Income and Statements of Cash Flow (Details) - VIE debt - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows
Financing costs paid	$ (3,150)	$ 0
Golar Gimi
Statement of cash flows
Additions to asset under development	138,102	175,230
Financing costs paid	(1,156)	(2,080)
Proceeds from short-term and long-term debt	85,000	125,000
Proceeds from subscription of equity interest in Gimi MS	$ 21,118	$ 11,270